GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 172	$ 90	$ 318	$ 181
Management fees	77	72	153	142
Professional fees	40	25	78	46
Facilities and technology	12	10	26	20
Transaction costs	17	11	28	15
Other	34	26	81	62
Total general and administrative expense	$ 352	$ 234	$ 684	$ 466